Fair Value Measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Apr. 28, 2014	Dec. 31, 2014	Oct. 01, 2015	Jul. 01, 2015
Derivative
Number of interest rate derivatives held by the Company	2		9
8% 2019 Notes fair value			$ 37,460
Interest Rate Swap A - fix forward floating interest rate for first tranche of Credit Agricole $70,000 Facility
Derivative
Maturity date	Aug. 31, 2018
Derivative Asset Notional Amount	26,840
Fixed rate, per annum	1.705%
Interest Rate Swap B - fix forward floating interest rate for second tranche of Credit Agricole $70,000 Facility
Derivative
Maturity date	Nov. 30, 2018
Derivative Asset Notional Amount	28,628
Fixed rate, per annum	1.72%
Fix forward 50% of floating interest rate for HSH Nordbank AG $35,000 facility
Derivative
Number of interest rate derivatives held by the Company		2
Maturity date		Sep. 30, 2018
Fixed rate, per annum		1.765%
Goldman Sachs Swaps
Derivative
Number of interest rate derivatives held by the Company			5
Maturity date			Apr. 30, 2018
Derivative Asset Notional Amount			186,307	461,264	186,307
Derivative lower fixed interest rate range					1.79%
Derivative higher fixed interest rate range				2.07%
Credit Agricole and HSH Nordbank Swaps
Derivative
Derivative Asset Notional Amount			$ 71,562